Warrants - 10K - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Sep. 29, 2023	Aug. 01, 2023	Jul. 31, 2023	Apr. 19, 2023	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2023	Oct. 15, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)	11,443			111,619
Exercise price of warrant (in dollars per share)						$ 1.31	$ 1.31	$ 1.19	$ 4.49	$ 3.45	$ 3.45
Expiration period						10 years	10 years	10 years
Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)		162,946	258,303				267,000
Warrants outstanding						$ 1,712	$ 1,712
Exercise price of warrant (in dollars per share)						$ 0.01	$ 0.01	$ 0.01
Service Provider
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)							7,500
Exercise price of warrant (in dollars per share)						10	$ 10
Fair value of warrants (in dollars per share)						$ 10	$ 10
Granite Creek Capital Partners LLC
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)					48,530	111,619
Warrants outstanding						$ 1,925	$ 1,925	$ 2,202
Exercise price of warrant (in dollars per share)						$ 0.01	$ 0.01	$ 0.001